SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

Employment and Termination Agreement

In February 2012, the Company entered into an employment and termination agreement with the manager of one of its European subsidiaries. Under the terms of the agreement, the manager is entitled to a special bonus payment over the term of the agreement of €1,500 ($1,942 as of December 31, 2011), of which €341 ($441 as of December 31, 2011) was paid during the year ended December 31, 2011. The timing of the remaining bonus payments is at the discretion of the Company unless certain performance conditions are met. The agreement will continue until the additional bonus payment is earned and paid in full. At such time, the manager will cease to be employed at the Company.

This agreement supersedes and replaces all previous agreements between the Company and the employee, with the exception of certain provisions in the original employment agreement surrounding the manager's right to earn a bonus upon the sale of one of the Company's European subsidiaries and the right to receive a bonus based upon the financial performance of one of the Company's European subsidiaries, that will remain in effect (see Note 15).

Convertible Notes Payable to Related Party

In May 2012, the Company entered into an arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $21,000 in revolving loans through November 2013. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company's European commercial bank. The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable under the arrangement into the Company's common stock at any time at a price of $2.10 per share.